Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2019 and 2018.

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	506	—	506
Investments:
Fund trusts and others	489	241	—	730
Equity securities	16,740	—	—	16,740
Prepaid expenses and other current assets:
Derivatives	—	351	—	351

Total assets	17,229	1,098	—	18,327

Liabilities:
Other current liabilities:
Derivatives	—	2,573	—	2,573

Total liabilities	—	2,573	—	2,573

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	70,500	—	70,500
Short-term investments:
Available-for-sale:
Corporate bonds	630	—	—	630
Investments:
Fund trusts and others	630	408	—	1,038
Equity securities	13,787	—	—	13,787
Prepaid expenses and other current assets:
Derivatives	—	3,143	—	3,143
Total assets	15,047	74,051	—	89,098
Liabilities:
Other current liabilities:
Derivatives	—	766	—	766
Total liabilities	—	766	—	766

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active.